Promissory Note (Details) - USD ($)			6 Months Ended		12 Months Ended
	Apr. 01, 2024	Mar. 06, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2015
Debt Instrument [Line Items]
Issued promissory note			$ 1,211,463		$ 1,211,463	$ 1,211,463	$ 1,400,000
Accretion expense			$ 37,754	$ 26,187	$ 59,777	$ 48,502
Principal balance outstanding amount	$ 300,000
Debt instrument due date	Dec. 31, 2024
Minimum [Member]
Debt Instrument [Line Items]
Taxes and Licenses	$ 40,000,000
Minimum [Member] | Neurodyn Life Sciences Inc [Member]
Debt Instrument [Line Items]
Debt instrument Interest rate increase	5.50%	2.00%
Maturity date extended period	Jul. 15, 2024	Dec. 31, 2022
Maximum [Member]
Debt Instrument [Line Items]
Taxes and Licenses	$ 40,000,000
Maximum [Member] | Neurodyn Life Sciences Inc [Member]
Debt Instrument [Line Items]
Debt instrument Interest rate increase	7.00%	5.50%
Maturity date extended period	Jul. 15, 2025	Jul. 15, 2024